INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	$ 6,238
Intangible assets and goodwill, ending balance	$ 6,131	$ 6,238
Minimum
Intangible Assets and Goodwill [Roll Forward]
Finite-lived intangible asset, useful life	8 years
Maximum
Intangible Assets and Goodwill [Roll Forward]
Finite-lived intangible asset, useful life	50 years
Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	$ 6,842	6,824
Additions	138	26
Disposals and other	(242)	8
Foreign exchange adjustments	66
Intangible assets and goodwill, ending balance	6,804	6,842
Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(604)	(484)
Disposals and other	30	4
Amortization	93	100
Impairment		24
Foreign exchange adjustments	6
Intangible assets and goodwill, ending balance	(673)	(604)
Goodwill
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	4,693
Intangible assets and goodwill, ending balance	4,557	4,693
Goodwill | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	4,693	4,694
Additions	0	0
Disposals and other	(153)	1
Foreign exchange adjustments	17
Intangible assets and goodwill, ending balance	4,557	4,693
Goodwill | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Intangible Assets
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	1,545
Intangible assets and goodwill, ending balance	1,574	1,545
Intangible Assets | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	2,149	2,130
Additions	138	26
Disposals and other	(89)	7
Foreign exchange adjustments	49
Intangible assets and goodwill, ending balance	2,247	2,149
Intangible Assets | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(604)	(484)
Disposals and other	30	4
Amortization	93	100
Impairment		24
Foreign exchange adjustments	6
Intangible assets and goodwill, ending balance	(673)	(604)
Purchase and Sale Contracts and Other
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	99
Intangible assets and goodwill, ending balance	214	99
Purchase and Sale Contracts and Other | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	288	261
Additions	138	26
Disposals and other	(23)	(1)
Foreign exchange adjustments	1
Intangible assets and goodwill, ending balance	404	288
Purchase and Sale Contracts and Other | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(189)	(180)
Disposals and other	8	(1)
Amortization	9	7
Impairment		1
Foreign exchange adjustments	0
Intangible assets and goodwill, ending balance	(190)	(189)
Customer Relationships
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	1,446
Intangible assets and goodwill, ending balance	1,360	1,446
Customer Relationships | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	1,861	1,869
Additions	0	0
Disposals and other	(66)	8
Foreign exchange adjustments	48
Intangible assets and goodwill, ending balance	1,843	1,861
Customer Relationships | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(415)	(304)
Disposals and other	22	5
Amortization	84	93
Impairment		23
Foreign exchange adjustments	6
Intangible assets and goodwill, ending balance	$ (483)	$ (415)